Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SSGA Active Trust
Prospectus Date	rr_ProspectusDate	Oct. 31, 2015
SPDR SSGA Emerging Markets Minimum Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® SSGA Emerging Markets Minimum Volatility ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR SSGA Emerging Markets Minimum Volatility ETF (the “Fund”) seeks to provide competitive long-term returns while maintaining low long-term volatility relative to the emerging markets of the world.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and the Portfolio (as defined below) and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This table and the Example below reflect the expenses of the Fund and the Portfolio (as defined below) and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The Annual Fund Operating Expenses table and the Example reflect the fees and expenses of both the Fund and the Portfolio.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	THE FUND'S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests substantially all of its assets in the SSGA Emerging Markets Minimum Volatility Portfolio (the “Portfolio”), a separate series of the SSGA Master Trust with an identical investment objective as the Fund. As a result, the Fund invests indirectly through the Portfolio.

SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) utilizes a proprietary quantitative investment process to select a portfolio of equity securities, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) that the Adviser believes will exhibit low volatility and provide competitive long-term returns relative to the emerging markets of the world. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. Volatility may result in rapid and dramatic price swings. Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in emerging markets investments. The Adviser expects to favor securities with low exposure to market risk factors and low security-specific risk. The Adviser considers market risk factors to include, among others, a security's size, momentum, value, liquidity, leverage and growth. While the Adviser attempts to manage the Fund's volatility exposure to stabilize performance, there can be no guarantee that the Fund will reach its target volatility. Additionally, the Adviser implements certain risk constraints at the security, industry, size exposure, and sector levels. Through this quantitative process of security selection and portfolio diversification, the Adviser expects that the Portfolio will be subject to a low level of absolute risk (as defined by standard deviation of returns) and thus should exhibit low volatility over the long term.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because the Fund invests substantially all of its assets in the Portfolio, it is subject to substantially the same risks as those associated with the direct ownership of the securities in which the Portfolio invests.
Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, regulatory, geopolitical, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical and other conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known issuers can be more volatile than the price of securities of larger issuers or the market in general.

Consumer Staples Sector Risk: As of the date of this Prospectus, the Portfolio's assets will be principally invested in the consumer staples sector, which means the Fund will be more affected by the performance of the consumer staples sector than a fund that was more diversified.  Consumer staples companies are subject to government regulation affecting their products which may negatively impact such companies' performance. For instance, government regulations may affect the permissibility of using various food additives and production methods of companies that make food products, which could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food, beverage, household and personal product companies may be strongly affected by consumer interest, marketing campaigns and other factors affecting supply and demand, including performance of the overall domestic and global economy, interest rates, competition and consumer confidence and spending.

Emerging Markets Risk: Risks of investing in emerging markets include, among others, greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems. The securities of emerging market companies may trade less frequently and in smaller volumes than more widely held securities. Market disruptions or substantial market corrections may limit very significantly the liquidity of securities of certain companies in a particular country or geographic region, or of all companies in the country or region. The Portfolio may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Portfolio's obligations. There is also the potential for unfavorable action such as expropriation, nationalization, embargo, and acts of war. These risks are generally greater for investments in frontier market countries, which typically have smaller economies or less developed capital markets than traditional emerging market countries.

Equity Investing Risk: The market prices of equity securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Factor Risk: The market may reward certain factors for a period of time and not others. By way of example, during periods of risk-seeking, credit risk and volatility may be rewarded while during defensive periods, exposure to gold may be rewarded. The returns for a specific factor may vary significantly relative to other factors and may increase or decrease significantly during different phases of an economic cycle. If the Portfolio was overweight factors viewed unfavorably by the market and/or the Portfolio was underweight factors being rewarded by the market, the Portfolio would underperform relative to the market.

Low Volatility Risk: Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks' price levels.

Management Risk: The Portfolio is actively managed. The Adviser's judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy or as to a hedging strategy may prove to be incorrect, and may cause the Portfolio and, therefore, the Fund to incur losses. There can be no assurance that the Adviser's investment techniques and decisions will produce the desired results.

Market Risk: The Portfolio's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.

Non-Diversification Risk: As a “non-diversified” fund, the Portfolio may hold a smaller number of portfolio securities than many other funds. To the extent the Portfolio invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Portfolio may affect its value more than if it invested in a larger number of issuers. The value of Portfolio Interests may be more volatile than the values of shares of more diversified funds.

Non-U.S. Securities Risk: Non-U.S. securities are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal, and financial report standards comparable to those in the Unites States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, when the Portfolio buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Portfolio.

Portfolio Turnover Risk: Frequent purchases and sales of portfolio securities may result in higher Portfolio expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Telecommunications Sector Risk: As of the date of this Prospectus, the Portfolio's assets will be principally invested in the telecommunications sector, which means the Fund will be more affected by the performance of the telecommunication sector than a fund that was more diversified. The telecommunications industry is subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals or the enactment of new adverse regulatory requirements may adversely affect the business of the telecommunications companies. The telecommunications industry can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications, product compatibility, consumer preferences, rapid product obsolescence and research and development of new products. Technological innovations may make the products and services of telecommunications companies obsolete. Other risks include uncertainties resulting from such companies' diversification into new domestic and international businesses, as well as agreements by any such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the enterprise.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: As a “non-diversified” fund, the Portfolio may hold a smaller number of portfolio securities than many other funds. To the extent the Portfolio invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Portfolio may affect its value more than if it invested in a larger number of issuers. The value of Portfolio Interests may be more volatile than the values of shares of more diversified funds.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund had not yet commenced operations as of the date of this Prospectus. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to the Index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund had not yet commenced operations as of the date of this Prospectus.
SPDR SSGA Emerging Markets Minimum Volatility ETF | SPDR SSGA Emerging Markets Minimum Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets		[1],[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1],[3]
Other expenses	rr_OtherExpensesOverAssets		[1],[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets		[1]
Year 1	rr_ExpenseExampleYear01
Year 3	rr_ExpenseExampleYear03

[1]	The Annual Fund Operating Expenses table and the Example reflect the fees and expenses of both the Fund and the Portfolio.
[2]	The management fee paid to the Adviser is reduced by the proportional amount of the advisory fee, as well as acquired fund fees and expenses, of the Portfolio.
[3]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made; however, the SSGA Active Trust's Board of Trustees has determined that no such payments will be made through the next twelve (12) months of operation.
[4]	“Other expenses” are based on estimated amounts for the current fiscal year.